Deferred Benefits and Gains - Summary of Deferred Benefits and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Maintenance rebates	¥ 531	¥ 600
Government grants	229	222
Others	9	11
Deferred benefits and gains	¥ 769	¥ 833	¥ 906